Segment Information Level 3 Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information [Abstract]
Sales by product line [Table Text Block]
Segment sales to external customers, including related parties, by product line are as follows:

	Year Ended December 31
	2012	2011	2010
	(millions)
Building Materials Distribution
Commodity	$1,092.7	$835.1	$879.0
General line	794.9	722.0	697.0
Engineered wood products	302.2	220.8	200.6
	2,189.8	1,777.9	1,776.6
Wood Products
Plywood and veneer	324.6	214.5	224.0
Engineered wood products	87.9	92.1	86.5
Lumber	77.4	69.6	67.5
Byproducts	44.6	44.5	33.9
Particleboard	33.1	26.1	28.2
Other	21.8	23.3	24.0
	589.3	470.2	464.0
	$2,779.1	$2,248.1	$2,240.6

Segment information [Table Text Block]
An analysis of our operations by segment is as follows:

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2013
Wood Products	$170.8	$109.6	$280.4	$23.0	$6.5	$29.6
Building Materials Distribution	681.5	—	681.5	3.3	2.2	5.5
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(109.6)	(109.6)	—	—	—
	$852.3	$—	$852.3	21.9	$8.8	$30.7
Interest expense				(4.8)
Interest income				0.1
				$17.2

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2012
Wood Products	$152.4	$89.4	$241.8	$15.5	$6.1	$21.7
Building Materials Distribution	580.5	—	580.5	8.7	2.2	10.9
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(89.4)	(89.4)	—	—	—
	$732.9	$—	$732.9	19.9	$8.3	$28.2
Interest expense				(4.8)
Interest income				0.1
				$15.1

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2013
Wood Products	$334.6	$215.1	$549.6	$43.9	$12.8	$56.6
Building Materials Distribution	1,262.6	—	1,262.6	11.3	4.4	15.7
Corporate and Other	—	—	—	(8.6)	0.1	(8.6)
Intersegment eliminations	—	(215.1)	(215.1)	—	—	—
	$1,597.2	$—	$1,597.2	46.5	$17.2	$63.7
Interest expense				(9.7)
Interest income				0.1
				$36.9

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2012
Wood Products	$288.0	$165.1	$453.0	$26.4	$12.0	$38.4
Building Materials Distribution	1,032.0	—	1,032.0	7.9	4.4	12.3
Corporate and Other	—	—	—	(7.9)	0.1	(7.9)
Intersegment eliminations	—	(165.1)	(165.1)	—	—	—
	$1,319.9	$—	$1,319.9	26.3	$16.5	$42.7
Interest expense				(9.6)
Interest income				0.2
				$16.9

___________________________________

(a)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income to EBITDA:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(millions)
Net income(1)	$10.4	$15.0	$91.2	$16.7
Interest expense	4.8	4.8	9.7	9.6
Interest income	(0.1)	(0.1)	(0.1)	(0.2)
Income tax provision (benefit)(1)	6.8	0.1	(54.3)	0.1
Depreciation and amortization	8.8	8.3	17.2	16.5
EBITDA	$30.7	$28.2	$63.7	$42.7

 _______________________________________

(1)	The six months ended June 30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.

An analysis of our operations by segment is as follows:

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2012
Building Materials Distribution	$2,189.8	$—	$0.5	$2,190.2	$24.0	$8.8	$32.9	$7.1	$415.7
Wood Products	569.5	19.8	353.9	943.3	55.8	24.4	80.2	22.7	366.1
Corporate and Other	—	—	—	—	(16.7)	0.1	(16.5)	—	54.6
Intersegment eliminations	—	—	(354.4)	(354.4)	—	—	—	—	—
	$2,759.3	$19.8	$—	$2,779.1	63.2	$33.4	$96.6	$29.7	$836.4
Interest expense					(21.8)
Interest income					0.4
					$41.8

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2011
Building Materials Distribution (b)	$1,777.9	$—	$1.4	$1,779.4	$2.0	$8.4	$10.4	$10.0	$366.9
Wood Products (b)	451.4	18.8	242.3	712.5	(15.1)	28.4	13.3	29.3	351.6
Corporate and Other	—	—	—	—	(14.5)	0.2	(14.2)	—	184.3
Intersegment eliminations	—	—	(243.7)	(243.7)	—	—	—	—	—
	$2,229.3	$18.8	$—	$2,248.1	(27.5)	$37.0	$9.5	$39.3	$902.8
Interest expense					(19.0)
Interest income					0.4
					$(46.1)

					Income
					(Loss)
	Sales				Before	Depreciation		Capital
		Related	Inter-		Income	and	EBITDA	Expendi-
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	tures	Assets
	(millions)
Year Ended December 31, 2010
Building Materials Distribution (c)	$1,776.6	$—	$1.4	$1,778.0	$11.6	$7.5	$19.1	$12.9	$356.4
Wood Products (c)	438.8	25.3	223.4	687.4	(8.1)	27.1	19.0	22.9	335.3
Corporate and Other	—	—	—	—	(16.3)	0.3	(16.0)	—	260.6
Intersegment eliminations	—	—	(224.8)	(224.8)	—	—	—	—	—
	$2,215.3	$25.3	$—	$2,240.6	(12.8)	$34.9	$22.1	$35.8	$952.2
Interest expense					(21.0)
Interest income					0.8
					$(33.0)
___________________________________

(a)
Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

(b)
In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December 31, 2011. Also, during the year ended December 31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.

(c)
Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

(d)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income (loss) to EBITDA for the consolidated company:

	Year Ended December 31
	2012	2011	2010
	(millions)
Net income (loss)	$41.5	$(46.4)	$(33.3)
Interest expense	21.8	19.0	21.0
Interest income	(0.4)	(0.4)	(0.8)
Income tax provision	0.3	0.2	0.3
Depreciation and amortization	33.4	37.0	34.9
EBITDA	$96.6	$9.5	$22.1